Debt (Details 3) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2019
Interest Rate	1.00%
Revenue Financing Arrangements		$ 0		$ 45,467
Principal amount	$ 158,000
Revenue Financing Arrangements 1 [Member]
Interest Rate		10.00%
Revenue Financing Arrangements		$ 0		28,032
Principal amount		50,000
Daily payments		$ 999
Revenue Financing Arrangements First [Member]
Principal amount			$ 60,000
Daily payments			928
Revenue Financing Arrangements Second [Member]
Principal amount			57,000
Daily payments			$ 713
Revenue Financing Arrangements 2 [Member]
Interest Rate		12.00%
Revenue Financing Arrangements		$ 0		$ 17,435
Principal amount		55,000
Daily payments		$ 1,299